Taxes (Details) - Schedule of Income Tax Expense (Benefit) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Income Tax Expense (Benefit) [Abstract]
Current income tax provision	$ 36,392	$ 160,439	$ 275,555
Deferred income tax provision (benefit)	94,498	270,090	(36,670)
Total	$ 130,890	$ 430,529	$ 238,885